EXCELSIOR HEDGE FUND OF FUNDS I, LLC
Financial Statements
(Unaudited)
Period from April 1, 2002 to September 30, 2002

                      Excelsior Hedge Fund of Funds I, LLC
                              Financial Statements
                                   (Unaudited)





                 Period from April 1, 2002 to September 30, 2002







                                    Contents

Statement of Assets, Liabilities and Members' Equity - Net Assets....  1

Statement of Operations..............................................  2

Statements of Changes in Members' Equity - Net Assets................  3

Statement of Cash Flows..............................................  4

Notes to Financial Statements........................................  5

                                      Excelsior Hedge Fund of Funds I, LLC
                   Statement of Assets, Liabilities and Members' Equity -
                                                    Net Assets (Unaudited)
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                                                       September 30, 2002
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ASSETS

Investments in funds, at value (cost $99,300,000)         $103,017,871
Cash and cash equivalents                                    5,101,061
Other assets                                                   314,062
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Total Assets                                               108,432,994
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LIABILITIES

Payables:
  Due to Advisor                                               411,420
  Payable for members' interests repurchased                   258,417
  Accrued expenses and other liabilities                        71,540
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Total Liabilities                                              741,377
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Net Assets                                                $107,691,617
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MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                             $103,973,746
  Accumulated net unrealized appreciation on investments     3,717,871
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Members' Equity - Net Assets                              $107,691,617
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  The accompanying notes are an integral part of these financial statements.

                                      Excelsior Hedge Fund of Funds I, LLC
                                       Statement of Operations (Unaudited)
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                           Period from April 1, 2002 to September 30, 2002
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INVESTMENT INCOME

Interest                                                  $     16,694
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Total Investment Income                                         16,694
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OPERATING EXPENSES

Management fee                                                 760,713
General and administrative fees                                168,897
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Total Operating Expenses                                       929,610
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Net Investment Loss                                           (912,916)
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REALIZED AND UNREALIZED LOSS FROM INVESTMENTS

Net realized loss on investments                               (93,139)
Change in net unrealized appreciation from investments      (2,641,961)
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Net Realized and Unrealized Loss from Investments           (2,735,100)
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DECREASE IN MEMBERS' EQUITY - NET ASSETS
                  DERIVED FROM OPERATIONS                 $ (3,648,016)
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  The accompanying notes are an integral part of these financial statements.

                                       Excelsior Hedge Fund of Funds I, LLC
           Statement of Changes in Members' Equity - Net Assets (Unaudited)
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                            Period from April 1, 2002 to September 30, 2002
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OPERATIONS

Net investment loss                                           $   (912,916)
Net realized and unrealized loss from investments               (2,735,100)
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Decrease in Members' Equity - Net Assets
                 Derived from Operations                        (3,648,016)
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CAPITAL TRANSACTIONS

Proceeds from members' subscriptions                            39,403,426
Members' interests repurchased                                  (3,718,867)
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Increase in Members' Equity - Net Assets
                 Derived From Capital Transactions              35,684,559
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MEMBERS' EQUITY - NET ASSETS
        AT BEGINNING OF PERIOD                                  75,655,074
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MEMBERS' EQUITY - NET ASSETS
        AT END OF PERIOD                                     $ 107,691,617
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  The accompanying notes are an integral part of these financial statements.

                                      Excelsior Hedge Fund of Funds I, LLC
                                       Statement of Cash Flows (Unaudited)
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                           Period from April 1, 2002 to September 30, 2002
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CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in members' equity - net assets
   derived from operations                                  $  (3,648,016)
Adjustments to reconcile net increase in members'
   equity - net assets derived from operations to
   net cash used in operating activities:
     Increase in investments in funds                         (27,208,039)
     Increase in other assets                                    (314,062)
     Increase in due to Advisor                                    40,344
     Increase in payable for members' interests repurchased       211,607
     Decrease in member subscriptions received in advance     (11,355,000)
     Decrease in accrued expenses and other liabilities            (6,566)
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Net cash used in operating activities                         (42,279,732)
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CASH FLOWS FROM FINANCING ACTIVITIES

Members' subscriptions                                         39,403,426
Members' interests repurchased                                 (3,718,867)
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Net cash provided by financing activities                      35,684,559
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Net decrease in cash and cash equivalents                      (6,595,173)
Cash and cash equivalents at beginning of period               11,696,234
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Cash and cash equivalents at end of period                   $  5,101,061
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  The accompanying notes are an integral part of these financial statements.

                                     Excelsior Hedge Fund of Funds I, LLC
                                 Notes to Financial Statements (Unaudited)
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                                                        September 30, 2002
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1. Organization

Excelsior Hedge Fund of Funds I, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on July 6, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company's investment objective is to maximize capital appreciation. The Company pursues its investment objective principally through a multi-manager multi-strategy program of investment in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. The investment managers selected by the Company generally conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Company invests as a limited partner along with other investors. Operations of the Company commenced on October 1, 2000.

NCT Opportunities, Inc., a North Carolina corporation, serves as the investment advisor of the Company(the "Advisor"). The Advisor is an indirect wholly-owned subsidiary of U.S. Trust Corporation, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. U.S. Trust and its affiliates are wholly-owned subsidiaries of The Charles Schwab Corporation. Additional information is available upon request.

The Company's Board of Managers (the "Managers") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. The Managers have engaged the Advisor to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Company.

Initial and additional subscriptions for investment interests by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Managers may determine. The Managers reserve the right to reject any application for interests in the Company. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Managers, in their sole discretion. The Advisor expects that generally, it will recommend to the Managers that the Company offer to repurchase interests from members twice in each year, in June and December. Members can only transfer or assign their Company interests under certain limited circumstances, with the written consent of the Managers, which may be withheld in their sole discretion.

                                      Excelsior Hedge Fund of Funds I, LLC
                       Notes to Financial Statements (Unaudited) continued
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                                                        September 30, 2002
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2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Managers and the Advisor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Managers and the Advisor believe that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by or at the direction of the Advisor as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Managers.

The Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Funds as a return of capital.

b. Company Expenses

The Company will bear certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; certain legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; the management fee; travel and related expenses of Managers; all costs with respect to communications regarding the Company's transactions among the Advisor and any custodian or other agent engaged by the Company; and other types of expenses approved by the Managers.

                                      Excelsior Hedge Fund of Funds I, LLC
                       Notes to Financial Statements (Unaudited) continued
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                                                        September 30, 2002
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2. Significant Accounting Policies (continued)

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. The Company has a tax year end of December 31.

In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" effective for 2001, the Company reclassified $2,225,239 and $93,138 from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital subscriptions.

d. Other

Cash and cash equivalents consist of monies invested in a U.S. Trust account, which earn interest at money market rates.

Interest income is recorded on the accrual basis.

3. Management Fee, Related Party Transactions and Other

The Advisor provides certain investment advisory services including travel and other expenses related to the selection and monitoring of investment managers and fees paid to consultants. Further, the Advisor provides certain management and administrative services to the Company including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Advisor a quarterly management fee at an annual rate of 1.5% of the Company's net assets. For the period from April 1, 2002 to September 30, 2002, the management fee was $760,713, of which $411,420 was payable at September 30, 2002.

                                      Excelsior Hedge Fund of Funds I, LLC
                       Notes to Financial Statements (Unaudited) continued
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                                                        September 30, 2002
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3. Management Fee, Related Party Transactions and Other (continued)

Upon admission to the Company, each member pays the Advisor a special one-time fee to offset the Advisor's administrative costs of establishing accounts for investors and reviewing subscription applications and organizational costs (the "New Account Fee") in the amount of $5,000. The Advisor may, in its sole discretion, waive all or a portion of this fee charged to any member that has established multiple related accounts. The New Account Fee does not constitute assets of the Company.

Each Manager, who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $7,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Managers for the period from April 1, 2002 to September 30, 2002 were $29,625.

U.S. Trust serves as custodian of the Company's assets and provides custodial services for the Company.

The Company has retained J.D. Clark & Co. to provide accounting and certain administrative and investor services to the Company for a fixed fee as agreed from time to time. For the period from April 1, 2002 to September 30, 2002, the Company incurred $50,712 for such administrative services.

Net profits and net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all members as of the last day of the fiscal period in accordance with members' respective investment percentages for the fiscal period, all as defined in the Company's Limited Liability Company Agreement.

4. Securities Transactions

For the period from April 1, 2002 to September 30, 2002, purchases and sales of Investment Funds amounted to $33,000,000 and $3,056,861, respectively.

                                      Excelsior Hedge Fund of Funds I, LLC
                       Notes to Financial Statements (Unaudited) continued
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                                                        September 30, 2002
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5. Investments

As of September 30, 2002, the Company had investments in twenty-three Investment Funds, none of which were related parties. The following table lists the Company's investments in Investment Funds as of September 30, 2002. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 0.5% to 2.0% (per annum) of net assets and performance incentive fees or allocations ranging from 15% to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions ranging from 3 months to 1 year from initial investment.
                                                          % of
                                                         Members'
                                                 Fair    Equity
Investment Fund:                     Cost       Value  Net Assets  Liquidity
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Aragon Global Partners (QP), LP  $4,500,000   $4,342,586   4.03%  Quarterly
Bedford Falls Investors, L.P.     2,000,000    1,781,549   1.65   Annually
Chilton New Era Partners, L.P.    3,500,000    3,566,001   3.31   Annually
Coatue Partners, L.P.             3,500,000    3,858,912   3.58   Quarterly
Durus Life Sciences Fund, LLC     3,500,000    3,517,518   3.27   Quarterly
Foundation Partners               5,000,000    5,175,669   4.81   Quarterly
Ivory Capital II, L.P.            4,700,000    4,514,921   4.19   Annually
JL Partners, L.P.                 4,000,000    3,943,592   3.66   Annually
JMG Capital Partners, L.P.        6,750,000    8,146,177   7.56   Quarterly
K Capital II, L.P.                7,000,000    6,846,668   6.36   Quarterly
Midtown Nucleus Fund, L.P.        3,150,000    3,498,954   3.25   Quarterly
Narragansett I, LP                4,850,000    5,043,719   4.68   Annually
Owenoke Associates, L.P.          3,600,000    3,194,958   2.97   Quarterly
P.A.W. Partners, L.P.             3,100,000    2,857,495   2.65   Quarterly
Peninsula Fund, L.P.              5,150,000    5,539,795   5.14   Annually
Quaker Capital Partners I, L.P.   4,000,000    3,615,737   3.36   Annually
Quest Capital Partners, L.P.      3,000,000    2,768,185   2.57   Quarterly
SAB Capital Partners, L.P.        5,000,000    5,326,696   4.95   Annually
Satellite Fund II, L.P.           3,000,000    3,131,190   2.91   Annually
Stark Investments, L.P.           7,250,000    7,474,215   6.94   Annually
Swiftcurrent Partners, L.P.       3,550,000    4,392,988   4.08   Annually
Thales Fund, L.P.                 5,000,000    4,506,723   4.18   Quarterly
Tonga Partners, L.P.              4,200,000    5,973,623   5.55   Semi-annually

Total                           $99,300,000 $103,017,871  95.66

Other Assets, less                             4,673,746   4.34
Liabilities
                                            -------------------
Members' Equity--Net Assets                 $107,691,617 100.00%

                                      Excelsior Hedge Fund of Funds I, LLC
                       Notes to Financial Statements (Unaudited) continued
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                                                        September 30, 2002
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5. Investments (continued)

The Company's investments are summarized below based on the investment objectives of the specific Investment Funds at September 30, 2002.

    Investment Objective              Cost       Fair Value
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Distressed Securities/Arbitrage  $ 31,000,000   $  31,886,522
Opportunistic - Long & Short       19,800,000      19,765,257
Hedged - Long/Short                26,450,000      29,327,489
Sector Funds - Hedged              22,050,000      22,038,603
                                 -----------------------------
                                 $ 99,300,000    $103,017,871

6. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. However, as a result of the investments by the Company as a limited partner, the Company's liability with respect to its investments in the Investment Funds' is limited to the net asset value of its investment in each Investment Fund.

7. Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the period from April 1, 2002 to September 30, 2002:

   Ratios to average net assets:
       Expenses                                                0.93%
       Net investment loss                                    (0.92%)

   Total return                                               (3.56)%

The above ratios and total returns are calculated for all members taken as a whole, and are not annualized for periods of less than a year. An individual member's ratios and return may vary from the above based on the timing of capital transactions.

                                      Excelsior Hedge Fund of Funds I, LLC
                       Notes to Financial Statements (Unaudited) continued
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                                                        September 30, 2002
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8. Subsequent Events

Effective October 1, 2002, the Company received capital subscriptions from members for $10,100,000.